Bank Loans (Tables)	12 Months Ended
Mar. 31, 2021
Subordinated Borrowings [Abstract]
Schedule of bank loans
	As of March 31,
	2021	2020
Car loans – current portion	$37,122	$43,902
	As of March 31,
	2021	2020
Car loans – non-current portion	$6,292	$36,511